Other disclosures - Related party transactions - Non-executive directors ESOP - Remaining term (Details)	12 Months Ended
	Dec. 31, 2018 EquityInstruments Y	Dec. 31, 2017 EquityInstruments Y	Dec. 31, 2016 EquityInstruments Y	Dec. 31, 2015 EquityInstruments
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	3,536,651	2,862,216	2,293,636	1,752,926
Remaining term | Y	7.82	8.03	8.09
Exercise of Options	319,671	203,412	140,292
Non-executive Directors
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	85,000	15,000	65,000
Exercise of Options	24,972
Werner Lanthaler
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options		29,416
Exercise of Options	24,972
Don Debethizy
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Remaining term | Y	6.5
Pamela Klein
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Remaining term | Y	8.0
A.A. Rosenberg
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Remaining term | Y	10.0
James M Daly
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	25,000
1.5 years | Peter Verhaeghe
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	3,650
Remaining term | Y	1.5
2.0 years | Peter Verhaeghe
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	2,340
Remaining term | Y	2.0
4.5 years | Peter Verhaeghe
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	5,560
Remaining term | Y	4.5
4.5 years | David L Lacey
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	3,180
Remaining term | Y	4.5
5.0 years | Peter Verhaeghe
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	3,181
Remaining term | Y	5.0
5.0 years | David L Lacey
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	1,818
Remaining term | Y	5.0
6.0 years | Peter Verhaeghe
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	9,854
Remaining term | Y	6.0
6.0 years | David L Lacey
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	14,445
Remaining term | Y	6.0
6.5 years | Werner Lanthaler
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Remaining term | Y	6.5
6.5 years | J. Donald deBethizy
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	15,000
Remaining term | Y	6.5
6.5 years | Pamela Klein
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	15,000
Remaining term | Y	6.5
7.5 years | Peter Verhaeghe
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	10,000
Remaining term | Y	7.5
7.5 years | David L Lacey
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	10,000
Remaining term | Y	7.5
7.5 years | Werner Lanthaler
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	4,444
Remaining term | Y	7.5
7.5 years | J. Donald deBethizy
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	10,000
Remaining term | Y	7.5
7.5 years | Pamela Klein
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	10,000
Remaining term | Y	7.5
8.0 years | A.A. Rosenberg
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	15,000
Remaining term | Y	8.0
9.0 years | David L Lacey
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	15,000
Remaining term | Y	9.0
9.5 years | James M Daly
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	15,000
Remaining term | Y	9.5
10.0 years | Peter Verhaeghe
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	10,000
Remaining term | Y	10.0
10.0 years | David L Lacey
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	10,000
Remaining term | Y	10.0
10.0 years | Werner Lanthaler
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	10,000
Remaining term | Y	10.0
10.0 years | J. Donald deBethizy
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	10,000
Remaining term | Y	10.0
10.0 years | Don Debethizy
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Remaining term | Y	10.0
10.0 years | Pamela Klein
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	10,000
Remaining term | Y	10.0
10.0 years | A.A. Rosenberg
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	10,000
Remaining term | Y	10.0
10.0 years | James M Daly
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	10,000
Remaining term | Y	10.0